SUBSEQUENT EVENTS (Details) (Subsequent event, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Apr. 08, 2015	Apr. 27, 2015	Apr. 07, 2015
Subsequent Event [Line Items]
Conversion rate of convertible redeemable preferred shares to ordinary shares	1
ADS | IPO
Subsequent Event [Line Items]
Shares issued	4,000,000
ADS | Over-allotment option
Subsequent Event [Line Items]
Shares issued		220,000
Price per share		$ 10
Ordinary shares | Maodong Xu | Working Capital Loan
Subsequent Event [Line Items]
Amount of indebtedness converted into ordinary share			$ 69.4
Converted price of debt to ADS share (in dollars per share)			$ 10
Ordinary shares | IPO
Subsequent Event [Line Items]
Shares issued	72,000,000
Net proceeds received	35.2
Ordinary shares | Over-allotment option
Subsequent Event [Line Items]
Shares issued		3,960,000
Net proceeds received		$ 2.1